DELAWARE VIP® TRUST

Delaware VIP Small Cap Value Series
(the “Series”)

Supplement to the Series’ Statement of Additional Information
dated April 29, 2012

Effective July 1, 2012, the following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of May 31, 2012, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information presented is for individuals serving as portfolio managers prior to July 1, 2012, and is current as of June 30, 2011.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	9	$1.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$240.3 million	0	$0
Kristen Bartholdson
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$3.9 billion	1	$1.2 billion
Todd A. Bassion
Registered Investment Companies	3	$275.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$536.3 million	0	$0
Christopher S. Beck
Registered Investment Companies	5	$2.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$166.5 million	0	$0
Christopher J. Bonavico
Registered Investment Companies	19	$7.6 billion	2	$1.6 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	70	$8.0 billion	5	$603.2 million
Kenneth F. Broad
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	33	$1.7 billion	2	$184.8 million

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Liu-Er Chen, CFA
Registered Investment Companies	11	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	15	$2.0 billion	0	$0
Wen-Dar Chen
Registered Investment Companies	0	$12.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$476.7 million	0	$0
Thomas H. Chow
Registered Investment Companies	12	$18.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	13	$4.4 billion	0	$0
Chuck M. Devereux
Registered Investment Companies	3	$470.2 million	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	3	Under $1 million	0	$0
Roger A. Early
Registered Investment Companies	17	$23.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	45	$6.5 billion	2	$774.4 million
Christopher M. Ericksen
Registered Investment Companies	13	$5.6 billion	2	$1.6 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	3	$418.5 million
Patrick G. Fortier
Registered Investment Companies	2	$763.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	Under $1 million	0	$0
Edward A. Gray
Registered Investment Companies	5	$849.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$535.0 million	0	$0
Paul Grillo
Registered Investment Companies	21	$22.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$2.3 billion	1	$714.9 million

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Gregory M. Heywood
Registered Investment Companies	2	$763.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	Under $1 million	0	$0
Nikhil G. Lalvani, CFA
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$3.9 billion	1	$1.2 billion
Anthony A. Lombardi
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$3.9 billion	1	$1.2 billion
Kevin P. Loome, CFA
Registered Investment Companies	17	$17.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	14	$2.9 billion	0	$0
Brian McDonnell
Registered Investment Companies	3	$3.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	64	$5.0 billion	1	$714.9 million
D. Tysen Nutt, Jr.
Registered Investment Companies	7	$2.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	24	$3.9 billion	1	$1.2 billion
Daniel J. Prislin
Registered Investment Companies	14	$5.7 billion	2	$1.6 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	58	$7.1 billion	5	$603.2 million
Jeffrey S. Van Harte
Registered Investment Companies	14	$5.7 billion	2	$1.6 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	51	$7.1 billion	5	$603.2 million

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Robert A. Vogel, Jr.
Registered Investment Companies	6	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$3.9 billion	1	$1.2 billion
Babak Zenouzi
Registered Investment Companies	16	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$239.9 million	0	$0
Steven G. Catricks
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kelley A. McKee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kent P. Madden
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
.

Effective July 1, 2012, the following replaces the information in the section entitled “Portfolio Managers – Compensation Structure – Bonus – Small Cap Value”:

Bonus. Small Cap Value (Beck, Catricks, McKee, and Madden). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products that a portfolio manager manages. The Manager keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with the relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. The 3- and 5-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Please keep this Supplement for future reference.

This Supplement is dated June 29, 2012.